HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                       HV-6779 - PremierSolutions Standard (Series A-II)

333-151805                               HV-6778 - Premier Innovations(SM) (Series II)

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Supplement dated January 26, 2015 to your Prospectus

FUND NAME CHANGES

Effective January 20, 2015, the following name changes were made to your Prospectus:

Current Name	New Name
AllianceBernstein 2010 Retirement Strategy Fund - Class A	AB 2010 Retirement Strategy - Class A
AllianceBernstein 2015 Retirement Strategy Fund - Class A	AB 2015 Retirement Strategy - Class A
AllianceBernstein 2020 Retirement Strategy Fund - Class A	AB 2020 Retirement Strategy - Class A
AllianceBernstein 2025 Retirement Strategy Fund - Class A	AB 2025 Retirement Strategy - Class A
AllianceBernstein 2030 Retirement Strategy Fund - Class A	AB 2030 Retirement Strategy - Class A
AllianceBernstein 2035 Retirement Strategy Fund - Class A	AB 2035 Retirement Strategy - Class A
AllianceBernstein 2040 Retirement Strategy Fund - Class A	AB 2040 Retirement Strategy - Class A
AllianceBernstein 2045 Retirement Strategy Fund - Class A	AB 2045 Retirement Strategy - Class A
AllianceBernstein 2050 Retirement Strategy Fund - Class A	AB 2050 Retirement Strategy - Class A
AllianceBernstein 2055 Retirement Strategy Fund - Class A	AB 2055 Retirement Strategy - Class A
AllianceBernstein Discovery Value Fund - Class A	AB Discovery Value Fund - Class A
AllianceBernstein Global Bond Fund - Class A	AB Global Bond Fund - Class A
AllianceBernstein High Income Fund - Class A	AB High Income Fund - Class A
AllianceBernstein International Growth Fund - Class A	AB International Growth Fund - Class A
AllianceBernstein International Value Fund - Class A	AB International Value Fund - Class A

As a result of the changes, all references to the Current Names in your Prospectus are deleted and replaced with the New Names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.